Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
Inventories

	As of December 31,
(In $ million)	2017	2016
Raw materials and consumables	391	331
Work in progress	161	163
Finished goods	717	654
Engineering and maintenance materials	116	115
Provision against inventories	(15)	(18)
Total inventories	1,370	1,245

During the year ended December 31, 2017, the raw materials elements of inventories recognized in continuing operations in the statements of comprehensive income as a component of cost of sales totaled approximately $4.6 billion (2016: $4.6 billion; 2015: $5.3 billion).

During the year ended December 31, 2017, write-downs of inventories to net realizable value were $6 million (2016: $8 million; 2015: $12 million). Reversals of write-downs during 2017 were $3 million (2016: $2 million; 2015: $2 million). The inventory write-downs and reversals are included in cost of sales.

During the years ended December 31, 2017 and 2016, there were no raw materials elements of inventories recognized in discontinued operations in the statements of comprehensive income (2015: $0.2 billion).